Marketable Securities - Summary of Amortized Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized cost	$ 204,119	$ 232,309	$ 153,470
Unrealized Gains	183	256	352
Unrealized Losses	(87)	(152)	(27)
Fair Value	204,215	232,413	153,795
Marketable securities	190,369	232,413	146,902
Commercial paper
Marketable Securities [Line Items]
Amortized cost	0	1,494	53,482
Unrealized Gains	0	0	23
Unrealized Losses	0	0	(12)
Fair Value	0	1,494	53,493
U.S. Treasuries
Marketable Securities [Line Items]
Amortized cost	79,348	61,891	4,896
Unrealized Gains	46	19	1
Unrealized Losses	(33)	(53)	0
Fair Value	79,361	61,857	4,897
Marketable securities		232,413
U.S. Government agency bonds
Marketable Securities [Line Items]
Amortized cost	69,320	93,987	28,366
Unrealized Gains	40	89	39
Unrealized Losses	(54)	(98)	(7)
Fair Value	69,306	93,978	28,398
Corporate bonds
Marketable Securities [Line Items]
Amortized cost	55,451	74,937	66,726
Unrealized Gains	97	148	289
Unrealized Losses	0	(1)	(8)
Fair Value	55,548	$ 75,084	67,007
Cash and cash equivalents
Marketable Securities [Line Items]
Fair Value	$ 13,846		$ 6,893